Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2018
Distribution Date:	5/15/2018

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$26,909,541,600

OSFI Covered Bond Limit			$37,236,907,476

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency and for AUD, BTS Institutional Services Australia Limited

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2018
Distribution Date:	5/15/2018

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	A1	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa2	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	P-1(cr) / Aa3(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / A1	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2018
Distribution Date:	5/15/2018

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$26,909,541,600

A = Lesser of (i) LTV Adjusted Loan Balance and			34,606,184,135		A (i)	37,615,417,538
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	34,606,184,135
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	92.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			404,701,494
Total: A + B + C + D + E - F			34,201,482,641

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			108.8%

Valuation Calculation (1)

Trading Value of Covered Bond(4)			27,770,114,970

A = lesser of (i) Present Value of outstanding loan balance of			37,222,790,595		A (i)	37,222,790,595
Performing Eligible Loans(5) and (ii) 80% of Market Value of					A (ii)	68,995,188,685
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			37,222,790,595

Intercompany Loan Balance

Guarantee Loan			29,266,697,553
Demand Loan			9,177,658,234
Total			38,444,355,787

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
May 15, 2018	N/A		N/A

Portfolio Flow of Funds

	30-Apr-18		28-Mar-18
Cash Inflows
Principal Receipts	482,600,282.52		423,118,696.81
Sale of Loans	96,262,116.01		77,355,884.85
Revenue Receipts	95,942,073.83		85,692,977.92
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(95,707,703.18)	(7)	(85,497,753.86)	(8)
Purchase of Loans	(34,103,215.73)		(26,256,773.37)
Intercompany Loan Repayment	(544,759,182.80)	(7)	(474,217,808.29)	(8)
Distribution to Partners	(2,902,332.20)		-
Other Inflows / Outflows(9)	(66.12)		(18.67)
Net Inflows/(Outflows)	(2,668,027.67)		195,205.39

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.3151%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2017 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on May 17th, 2018.

(8) This amount was paid out on April 17th, 2018.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2018
Distribution Date:	5/15/2018

Portfolio Summary Statistics

Previous Month Ending Balance	$38,147,262,201
Current Month Ending Balance(1)	$37,602,081,634
Number of Mortgage Loans in Pool	178,770
Average Loan Size	$210,338
Number of Primary Borrowers	154,729
Number of Properties	160,989

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	52.30%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	66.20%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	75.23%
Weighted Average Seasoning of Loans in the Portfolio	22.23	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.78%
Weighted Average Original Term of Loans in the Portfolio	54.37	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	32.14	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	36.09	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	178,655	99.94%	37,573,711,708	99.92%
30 to 59 Days Past Due	79	0.04%	19,601,903	0.05%
60 to 89 Days Past Due	36	0.02%	8,768,023	0.02%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	178,770	100.00%	37,602,081,634	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	20,348	11.38%	4,814,028,119	12.80%
British Columbia	23,995	13.42%	6,762,569,055	17.98%
Manitoba	3,342	1.87%	482,517,101	1.28%
New Brunswick	4,364	2.44%	458,414,850	1.22%
Newfoundland	4,515	2.53%	666,081,130	1.77%
Northwest Territories	53	0.03%	10,667,624	0.03%
Nova Scotia	6,589	3.69%	870,104,384	2.31%
Nunavut	-	0.00%	-	0.00%
Ontario	90,236	50.48%	19,414,963,172	51.63%
Prince Edward Island	898	0.50%	99,986,189	0.27%
Quebec	18,957	10.60%	2,973,710,974	7.91%
Saskatchewan	5,160	2.89%	987,589,440	2.63%
Yukon	313	0.18%	61,449,596	0.16%
Total	178,770	100.00%	37,602,081,634	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (7)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,456	1.37%	540,800,577	1.44%
599 or less	1,394	0.78%	274,610,348	0.73%
600 - 650	3,159	1.77%	683,917,617	1.82%
651 - 700	11,304	6.32%	2,494,525,106	6.63%
701 - 750	22,717	12.71%	5,085,581,143	13.52%
751 - 800	33,828	18.92%	7,581,967,342	20.16%
801 and Above	103,912	58.13%	20,940,679,500	55.69%
Total	178,770	100.00%	37,602,081,634	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).

(6) Refer to footnote (6) on page 3 of this Investor Report.

(7) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2018
Distribution Date:	5/15/2018

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	139,035	77.77%	27,657,966,945	73.55%
Variable	39,735	22.23%	9,944,114,689	26.45%
Total	178,770	100.00%	37,602,081,634	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	142,510	79.72%	27,816,561,202	73.98%
Non-STEP	36,260	20.28%	9,785,520,433	26.02%
Total	178,770	100.00%	37,602,081,634	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	14,115	7.90%	3,211,223,526	8.54%
Owner Occupied	164,655	92.10%	34,390,858,109	91.46%
Total	178,770	100.00%	37,602,081,634	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	39,620	22.16%	9,194,492,262	24.45%
2.5000 - 2.9999	98,986	55.37%	19,577,602,224	52.07%
3.0000 - 3.4999	36,101	20.19%	8,121,873,281	21.60%
3.5000 - 3.9999	3,197	1.79%	564,021,521	1.50%
4.0000 - 4.4999	482	0.27%	83,649,290	0.22%
4.5000 - 4.9999	181	0.10%	27,669,087	0.07%
5.0000 - 5.4999	106	0.06%	10,321,536	0.03%
5.5000 and Above	97	0.05%	22,452,433	0.06%
Total	178,770	100.00%	37,602,081,634	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	19,084	10.68%	1,508,993,268	4.01%
20.01-25.00	7,903	4.42%	1,071,969,980	2.85%
25.01-30.00	8,970	5.02%	1,453,705,292	3.87%
30.01-35.00	10,507	5.88%	2,024,917,855	5.39%
35.01-40.00	12,514	7.00%	2,630,033,124	6.99%
40.01-45.00	14,262	7.98%	3,168,001,343	8.43%
45.01-50.00	15,885	8.89%	3,689,311,247	9.81%
50.01-55.00	17,417	9.74%	4,099,846,929	10.90%
55.01-60.00	18,711	10.47%	4,544,195,325	12.08%
60.01-65.00	15,867	8.88%	3,996,987,592	10.63%
65.01-70.00	14,591	8.16%	3,707,370,579	9.86%
70.01-75.00	12,472	6.98%	3,105,134,638	8.26%
75.01-80.00	7,968	4.46%	1,981,998,924	5.27%
80.01-90.00	2,466	1.38%	591,631,017	1.57%
90.01-100.00	126	0.07%	23,629,993	0.06%
Over 100.00	27	0.02%	4,354,530	0.01%
Total	178,770	100.00%	37,602,081,634	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2018
Distribution Date:	5/15/2018

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	21,674	12.12%	3,881,400,680	10.32%
12.00 - 23.99	32,176	18.00%	5,636,614,999	14.99%
24.00 - 35.99	47,130	26.36%	9,665,028,817	25.70%
36.00 - 41.99	34,147	19.10%	8,276,088,532	22.01%
42.00 - 47.99	25,664	14.36%	6,145,316,910	16.34%
48.00 - 53.99	12,337	6.90%	2,812,859,161	7.48%
54.00 - 59.99	4,448	2.49%	953,580,167	2.54%
60.00 - 65.99	930	0.52%	180,389,101	0.48%
66.00 - 71.99	100	0.06%	19,171,580	0.05%
72.00 and Above	164	0.09%	31,631,687	0.08%
Total	178,770	100.00%	37,602,081,634	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	48,214	26.97%	2,883,590,006	7.67%
100,000 - 149,999	29,303	16.39%	3,663,659,685	9.74%
150,000 - 199,999	26,947	15.07%	4,696,615,450	12.49%
200,000 - 249,999	21,453	12.00%	4,809,586,183	12.79%
250,000 - 299,999	16,172	9.05%	4,424,210,986	11.77%
300,000 - 349,999	10,686	5.98%	3,456,479,536	9.19%
350,000 - 399,999	7,255	4.06%	2,708,939,198	7.20%
400,000 - 449,999	4,706	2.63%	1,992,777,887	5.30%
450,000 - 499,999	3,520	1.97%	1,666,722,375	4.43%
500,000 - 549,999	2,441	1.37%	1,278,484,629	3.40%
550,000 - 599,999	1,996	1.12%	1,143,864,134	3.04%
600,000 - 649,999	1,391	0.78%	868,119,079	2.31%
650,000 - 699,999	974	0.54%	656,161,913	1.75%
700,000 - 749,999	792	0.44%	573,667,629	1.53%
750,000 - 799,999	570	0.32%	440,916,216	1.17%
800,000 - 849,999	504	0.28%	415,472,553	1.10%
850,000 - 899,999	422	0.24%	368,293,917	0.98%
900,000 - 949,999	366	0.20%	338,308,251	0.90%
950,000 - 999,999	241	0.13%	234,351,891	0.62%
1,000,000 or Greater	817	0.46%	981,860,116	2.61%
Total	178,770	100.00%	37,602,081,634	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	29,155	16.31%	5,704,637,165	15.17%
Single Family	142,269	79.58%	30,169,987,229	80.23%
Multi Family	6,544	3.66%	1,563,123,485	4.16%
Other	802	0.45%	164,333,755	0.44%
Total	178,770	100.00%	37,602,081,634	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2018
Distribution Date:	5/15/2018

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	80,292,099	56,562,448	78,609,545	95,299,566	116,662,478	148,450,455	210,314,936	240,953,504	389,674,251	482,361,077	586,990,501	1,009,244,145	1,053,562,829	263,678,429	1,371,857	-	4,814,028,119	12.80%
Alberta	Current and Less Than 30 Days Past Due	80,292,099	56,428,148	78,609,545	95,299,566	116,662,478	148,450,455	210,314,936	240,953,504	389,528,256	481,447,045	586,850,157	1,008,669,465	1,052,398,515	263,519,517	1,371,857	-	4,810,795,542	99.93%
Alberta	30 to 59 Days Past Due	-	66,867	-	-	-	-	-	-	-	733,776	140,344	397,374	1,022,753	-	-	-	2,361,115	0.05%
Alberta	60 to 89 Days Past Due	-	67,433	-	-	-	-	-	-	145,996	180,255	-	177,306	141,560	158,912	-	-	871,462	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	430,027,897	283,098,107	407,792,085	556,378,389	722,280,170	834,668,730	877,723,781	685,252,268	631,582,451	573,080,764	428,393,452	232,276,271	91,326,671	7,470,715	769,207	448,096	6,762,569,055	17.98%
	Current and Less Than 30 Days Past Due	430,027,897	283,098,107	407,662,606	556,261,728	722,280,170	833,377,573	876,796,968	684,967,958	631,105,944	572,558,076	428,393,452	232,276,271	91,326,671	7,470,715	769,207	448,096	6,758,821,441	99.94%
British Columbia	30 to 59 Days Past Due	-	-	129,479	116,660	-	490,073	745,422	284,310	476,507	522,688	-	-	-	-	-	-	2,765,140	0.04%
British Columbia	60 to 89 Days Past Due	-	-	-	-	-	801,084	181,390	-	-	-	-	-	-	-	-	-	982,474	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,771,616	8,026,450	9,229,231	13,282,691	18,021,875	22,507,589	34,882,496	37,629,910	52,056,906	63,243,446	78,242,030	100,721,962	34,381,812	905,905	613,180	-	482,517,101	1.28%
Manitoba	Current and Less Than 30 Days Past Due	8,771,616	8,026,450	9,229,231	13,282,691	18,021,875	22,507,589	34,882,496	37,629,910	52,056,906	63,153,187	78,242,030	100,721,962	34,381,812	905,905	613,180	-	482,426,841	99.98%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	90,259	-	-	-	-	-	-	90,259	0.02%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	10,579,489	9,510,443	10,000,465	12,863,286	21,693,583	34,127,582	51,285,258	80,507,402	91,705,518	63,127,979	50,777,195	15,498,310	6,554,263	184,079	-	-	458,414,850	1.22%
New Brunswick	Current and Less Than 30 Days Past Due	10,579,489	9,510,443	10,000,465	12,863,286	21,608,346	34,127,582	51,114,108	80,120,841	91,611,646	63,127,979	50,777,195	15,498,310	6,554,263	184,079	-	-	457,678,031	99.84%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	171,149	322,735	93,871	-	-	-	-	-	-	-	587,756	0.13%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	85,237	-	-	63,827	-	-	-	-	-	-	-	-	149,063	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	11,679,219	8,544,953	13,534,776	18,445,780	31,087,054	42,984,754	67,728,517	105,603,900	146,006,835	81,702,973	78,484,285	32,315,398	27,081,172	881,515	-	-	666,081,130	1.77%
Newfoundland	Current and Less Than 30 Days Past Due	11,679,219	8,544,953	13,534,776	18,445,780	31,087,054	42,984,754	67,728,517	105,016,258	146,006,835	81,590,787	78,484,285	32,315,398	27,081,172	881,515	-	-	665,381,302	99.89%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	587,642	-	-	-	-	-	-	-	-	587,642	0.09%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	112,186	-	-	-	-	-	-	112,186	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	467,218	218,478	283,593	216,130	194,055	1,189,386	1,123,650	2,171,645	1,693,956	1,509,145	873,502	484,194	242,672	-	-	-	10,667,624	0.03%
North West Territories	Current and Less Than 30 Days Past Due	467,218	218,478	283,593	216,130	194,055	1,189,386	1,123,650	2,171,645	1,693,956	1,509,145	873,502	484,194	242,672	-	-	-	10,667,624	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	22,014,515	16,108,894	22,204,007	24,995,483	39,961,897	54,404,828	82,043,623	129,234,334	182,705,136	108,016,943	118,417,362	46,823,173	21,869,502	881,720	422,967	-	870,104,384	2.31%
Nova Scotia	Current and Less Than 30 Days Past Due	22,014,515	16,108,894	22,204,007	24,995,483	39,961,897	54,288,047	82,043,623	129,234,334	182,705,136	107,907,777	118,417,362	46,823,173	21,869,502	881,720	422,967	-	869,878,436	99.97%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	116,781	-	-	-	-	-	-	-	-	-	-	116,781	0.01%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	109,167	-	-	-	-	-	-	109,167	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	851,337,526	622,573,995	822,604,528	1,180,536,594	1,513,677,430	1,820,898,338	2,070,003,175	2,401,863,678	2,499,593,911	2,094,146,367	1,742,003,630	968,428,459	499,162,592	306,582,709	18,096,864	3,453,377	19,414,963,172	51.63%
Ontario	Current and Less Than 30 Days Past Due	851,200,790	622,150,596	822,462,757	1,180,536,594	1,513,220,274	1,817,776,682	2,067,820,961	2,400,080,856	2,499,050,962	2,091,123,068	1,740,532,647	968,214,423	499,162,592	306,582,709	18,096,864	3,453,377	19,401,466,153	99.93%
Ontario	30 to 59 Days Past Due	136,736	53,542	91,862	-	457,157	2,731,151	814,669	1,505,134	507,656	627,943	1,470,983	214,036	-	-	-	-	8,610,867	0.04%
Ontario	60 to 89 Days Past Due	-	369,857	49,909	-	-	390,505	1,367,544	277,688	35,293	2,395,355	-	-	-	-	-	-	4,886,153	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,868,203	2,005,935	2,296,683	3,154,627	3,730,761	7,452,635	10,380,419	21,165,977	20,141,789	9,785,890	10,702,419	4,112,858	2,187,993	-	-	-	99,986,189	0.27%
Prince Edward Island	Current and Less Than 30 Days Past Due	2,868,203	2,005,935	2,296,683	3,154,627	3,730,761	7,403,190	10,380,419	21,025,602	20,141,789	9,785,890	10,702,419	4,112,858	2,187,993	-	-	-	99,796,369	99.81%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	140,375	-	-	-	-	-	-	-	-	140,375	0.14%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	49,445	-	-	-	-	-	-	-	-	-	-	49,445	0.05%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	70,319,085	48,327,583	64,291,062	88,775,529	116,426,908	137,840,829	181,847,712	238,382,449	286,295,457	366,129,305	483,900,517	650,573,112	227,224,897	10,567,553	2,355,917	453,056	2,973,710,974	7.91%
Quebec	Current and Less Than 30 Days Past Due	70,316,486	48,327,583	64,194,042	88,775,529	116,426,908	137,840,829	181,847,712	238,108,595	286,295,457	364,760,946	482,923,547	650,075,483	227,224,897	10,567,553	2,355,917	453,056	2,970,494,541	99.89%
Quebec	30 to 59 Days Past Due	2,599	-	97,020	-	-	-	-	213,245	-	1,239,714	976,970	200,985	-	-	-	-	2,730,534	0.09%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	60,610	-	128,645	-	296,644	-	-	-	-	485,899	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	18,111,735	15,515,651	21,199,638	28,431,858	42,993,448	56,591,551	96,602,678	144,944,203	236,595,795	148,105,339	120,546,084	40,957,814	16,515,253	478,392	-	-	987,589,440	2.63%
Saskatchewan	Current and Less Than 30 Days Past Due	18,111,735	15,515,651	21,124,766	28,431,858	42,903,606	56,486,230	96,382,902	144,733,717	236,280,109	146,387,714	120,546,084	40,957,814	16,515,253	478,392	-	-	984,855,831	99.72%
Saskatchewan	30 to 59 Days Past Due	-	-	74,872	-	89,842	105,321	219,777	210,486	315,687	595,450	-	-	-	-	-	-	1,611,434	0.16%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	1,122,175	-	-	-	-	-	-	1,122,175	0.11%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,524,666	1,477,043	1,659,679	2,537,924	3,303,464	6,884,665	5,375,001	12,137,659	6,143,319	5,778,365	8,039,602	3,698,942	1,889,267	-	-	-	61,449,596	0.16%
Yukon	Current and Less Than 30 Days Past Due	2,524,666	1,477,043	1,659,679	2,537,924	3,303,464	6,884,665	5,375,001	12,137,659	6,143,319	5,778,365	8,039,602	3,698,942	1,889,267	-	-	-	61,449,596	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,508,993,268	1,071,969,980	1,453,705,292	2,024,917,855	2,630,033,124	3,168,001,343	3,689,311,247	4,099,846,929	4,544,195,325	3,996,987,592	3,707,370,579	3,105,134,638	1,981,998,924	591,631,017	23,629,993	4,354,530	37,602,081,634	100.00%
	Current and Less Than 30 Days Past Due	1,508,853,933	1,071,412,281	1,453,262,150	2,024,801,195	2,629,400,889	3,163,316,982	3,685,811,295	4,096,180,877	4,542,620,314	3,989,129,979	3,704,782,282	3,103,848,294	1,980,834,611	591,472,105	23,629,993	4,354,530	37,573,711,708	99.92%
	30 to 59 Days Past Due	139,335	120,409	393,233	116,660	546,998	3,443,326	1,951,017	3,263,927	1,393,722	3,809,830	2,588,297	812,394	1,022,753	-	-	-	19,601,903	0.05%
	60 to 89 Days Past Due	-	437,290	49,909	-	85,237	1,241,035	1,548,934	402,124	181,289	4,047,783	-	473,950	141,560	158,912	-	-	8,768,023	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2018
Distribution Date:	5/15/2018

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	26,847,523	20,599,152	30,577,328	35,586,371	41,412,051	51,698,363	50,184,931	46,817,766	48,070,740	42,566,676	47,202,810	37,071,978	44,440,654	16,121,980	1,602,251	-	540,800,577	1.44%
<=599	3,860,454	3,670,465	6,442,167	14,974,744	19,462,610	35,046,350	35,057,360	32,294,123	28,287,492	31,251,795	24,782,961	21,507,111	14,632,414	3,340,301	-	-	274,610,348	0.73%
600-650	12,803,288	9,080,926	15,255,977	26,874,507	38,523,976	63,411,238	71,567,889	76,457,862	94,218,702	82,229,969	81,191,016	64,462,973	38,353,230	9,260,525	225,539	-	683,917,617	1.82%
651-700	41,196,089	33,456,681	51,568,072	89,962,052	143,328,732	189,378,064	218,598,328	278,048,165	350,344,557	308,092,566	319,962,817	248,453,269	171,393,176	48,088,878	2,600,121	53,539	2,494,525,106	6.63%
701-750	109,237,104	97,643,018	127,434,603	200,453,701	297,569,733	387,747,940	481,020,849	560,094,969	664,745,089	616,912,093	585,011,060	519,042,182	347,669,694	86,770,752	4,228,353	-	5,085,581,143	13.52%
751-800	209,574,911	155,927,993	217,682,091	337,616,901	465,401,594	588,813,937	738,986,623	861,226,206	978,741,949	868,141,112	864,456,008	709,132,924	441,695,362	138,662,206	5,388,866	518,661	7,581,967,342	20.16%
>800	1,105,473,898	751,591,745	1,004,745,053	1,319,449,578	1,624,334,427	1,851,905,451	2,093,895,267	2,244,907,838	2,379,786,796	2,047,793,380	1,784,763,906	1,505,464,202	923,814,394	289,386,374	9,584,862	3,782,330	20,940,679,500	55.69%
Total	1,508,993,268	1,071,969,980	1,453,705,292	2,024,917,855	2,630,033,124	3,168,001,343	3,689,311,247	4,099,846,929	4,544,195,325	3,996,987,592	3,707,370,579	3,105,134,638	1,981,998,924	591,631,017	23,629,993	4,354,530	37,602,081,634	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.